Registration Nos. 2-11522

811-173

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 94	☒

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 53	☒

DODGE & COX FUNDS

(Exact Name of Registrant as Specified in Charter)

555 California Street, 40th Floor,

San Francisco, CA 94104

(Address of Principal Executive Office)

Registrant’s Telephone Number including Area Code: (415) 981-1710

Thomas M. Mistele, Esq., 555 California Street, 40th Floor, San Francisco, CA 94104

(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

☒	immediately upon filing pursuant to paragraph (b)

☐	on pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(1)

☐	on pursuant to paragraph (a)(1)

☐	75 days after filing pursuant to paragraph (a)(2)

☐	on pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date of a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act and has duly caused this amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of San Francisco and State of California on the 5th day of May, 2017.

DODGE & COX FUNDS

*By:	/s/ Dana M. Emery
Dana M. Emery President (Principal Executive Officer)

*By:	/s/ Thomas M. Mistele
Thomas M. Mistele as attorney-in-fact**

Dodge & Cox Funds is organized under a Certificate of Trust dated February 10, 1998, a copy of which is on file with the Secretary of State of the State of Delaware. The obligations of the Registrant hereunder are not binding upon any of the Trustees, shareholders, nominees, officers, agents or employees of the Registrant personally, but bind only the trust property of the Registrant as provided in the Trust Instrument of the Registrant. The execution of this Amendment to the Registration Statement has been authorized by the Trustees of the Registrant and this Amendment to the Registration Statement has been signed by an authorized officer of the Registrant, acting as such, and neither such authorization by such Trustees nor such execution by such officer shall be deemed to have been made by any of them personally, but shall bind only the trust property of the Registrant as provided in its Declaration of Trust.

Pursuant to the requirements of the Securities Act of 1933, this amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature	Title	Date

/s/ Dana M. Emery Dana M. Emery *	President and Trustee (Principal Executive Officer)	May 5, 2017

/s/ David H. Longhurst David H. Longhurst*	Treasurer (Principal Financial and Accounting Officer)	May 5, 2017

Signature	Title	Date

/s/ Charles F. Pohl Charles F. Pohl *	Chairman and Trustee	May 5, 2017

/s/ Thomas A. Larsen Thomas A. Larsen*	Trustee	May 5, 2017

/s/ Ann Mather Ann Mather *	Trustee	May 5, 2017

/s/ Robert B. Morris III Robert B. Morris III*	Trustee	May 5, 2017

/s/ Gary Roughead Gary Roughead *	Trustee	May 5, 2017

/s/ Mark E. Smith Mark E. Smith *	Trustee	May 5, 2017

/s/ John B. Taylor John B. Taylor*	Trustee	May 5, 2017

*By:	/s/ Thomas M. Mistele
Thomas M. Mistele Secretary as attorney-in-fact**

**	Powers of Attorney incorporated by reference to Post-Effective Amendments No. 89.

INDEX TO EXHIBITS

Index No.	Description of Exhibit
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase